Commitments (Details Narrative) (USD $)	1 Months Ended
	Jun. 30, 2013	May 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Monthly Lease Expense			$ 4,300	$ 4,175
Security Deposit			4,836
Consulting agreement, amount due		20,000
Consulting agreement, in bi-monthly installment		$ 10,000
Stock issued for first bi-monthly payment	297,620